UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Global Allocation Fund

Investor Class (RPGAX)

This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$39	0.78%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$751,451
Number of Portfolio Holdings	1,487

Portfolio Turnover Rate	19.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.9%
Bond Mutual Funds	14.3
Private Investment Companies	8.6
Equity Mutual Funds	7.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Corporate Bonds	3.6
Securities Lending Collateral	0.5
Common Stocks - China A Shares	0.4
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	8.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.7
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
U.S. Treasury Notes	2.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.1
U.S. Treasury Bonds	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F154-053 6/25

Global Allocation Fund

Investor Class (RPGAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Global Allocation Fund

Advisor Class (PAFGX)

This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$50	1.01%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$751,451
Number of Portfolio Holdings	1,487

Portfolio Turnover Rate	19.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.9%
Bond Mutual Funds	14.3
Private Investment Companies	8.6
Equity Mutual Funds	7.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Corporate Bonds	3.6
Securities Lending Collateral	0.5
Common Stocks - China A Shares	0.4
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	8.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.7
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
U.S. Treasury Notes	2.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.1
U.S. Treasury Bonds	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F244-053 6/25

Global Allocation Fund

Advisor Class (PAFGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Global Allocation Fund

I Class (TGAFX)

This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$30	0.60%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$751,451
Number of Portfolio Holdings	1,487

Portfolio Turnover Rate	19.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.9%
Bond Mutual Funds	14.3
Private Investment Companies	8.6
Equity Mutual Funds	7.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Corporate Bonds	3.6
Securities Lending Collateral	0.5
Common Stocks - China A Shares	0.4
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	8.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.7
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
U.S. Treasury Notes	2.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.1
U.S. Treasury Bonds	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F218-053 6/25

Global Allocation Fund

I Class (TGAFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGAX Global Allocation Fund
PAFGX Global Allocation Fund–
.
Advisor Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 15.67 $ 13.26 $ 12.83 $ 16.75 $ 13.80 $ 13.22
Investment
activities
Net investment
income
(1)(2)
0.16 0.28 0.25 0.20 0.16 0.15
Net realized and
unrealized gain/
loss 0.01 2.49 0.59 (2.95) 2.95 0.72
Total from
investment
activities 0.17 2.77 0.84 (2.75) 3.11 0.87
Distributions
Net investment
income (0.40) (0.36) (0.22) (0.15) (0.14) (0.18)
Net realized gain (0.38) — (0.19) (1.02) (0.02) (0.11)
Total distributions (0.78) (0.36) (0.41) (1.17) (0.16) (0.29)
NET ASSET
VALUE
End of period $ 15.06 $ 15.67 $ 13.26 $ 12.83 $ 16.75 $ 13.80

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
1.15% 21.14% 6.62% (17.55)% 22.66% 6.65%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.92%
(4)
0.92% 0.86% 0.86% 0.83% 0.84%
Net expenses
after waivers/
payments by
Price Associates 0.78%
(4)
0.78% 0.72% 0.73% 0.72% 0.73%
Net investment
income 2.06%
(4)
1.86% 1.89% 1.37% 1.01% 1.12%
Portfolio turnover
rate 19.4% 38.8% 50.5% 72.1% 42.2% 56.8%
Net assets, end
of period (in
thousands) $496,849 $516,949 $492,231 $708,365 $1,037,535 $731,173
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 15.54 $ 13.16 $ 12.71 $ 16.59 $ 13.67 $ 13.13
Investment
activities
Net investment
income
(1)(2)
0.14 0.24 0.21 0.15 0.11 0.11
Net realized and
unrealized gain/
loss 0.01 2.47 0.59 (2.93) 2.93 0.71
Total from
investment
activities 0.15 2.71 0.80 (2.78) 3.04 0.82
Distributions
Net investment
income (0.36) (0.33) (0.16) (0.08) (0.10) (0.17)
Net realized gain (0.38) — (0.19) (1.02) (0.02) (0.11)
Total distributions (0.74) (0.33) (0.35) (1.10) (0.12) (0.28)
NET ASSET
VALUE
End of period $ 14.95 $ 15.54 $ 13.16 $ 12.71 $ 16.59 $ 13.67

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
1.02% 20.85% 6.38% (17.85)% 22.33% 6.31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.24%
(4)
1.25% 1.19% 1.18% 1.17% 1.17%
Net expenses
after waivers/
payments by
Price Associates 1.01%
(4)
1.01% 1.01% 1.02% 1.04% 1.05%
Net investment
income 1.82%
(4)
1.65% 1.59% 1.08% 0.70% 0.81%
Portfolio turnover
rate 19.4% 38.8% 50.5% 72.1% 42.2% 56.8%
Net assets, end
of period (in
thousands) $3,076 $3,385 $3,446 $4,457 $6,662 $10,435
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 15.68 $ 13.29 $ 12.88 $ 16.82 $ 13.84 $ 13.25
Investment
activities
Net investment
income
(1)(2)
0.17 0.31 0.27 0.22 0.18 0.16
Net realized and
unrealized gain/
loss 0.01 2.49 0.58 (2.97) 2.97 0.72
Total from
investment
activities 0.18 2.80 0.85 (2.75) 3.15 0.88
Distributions
Net investment
income (0.43) (0.41) (0.25) (0.17) (0.15) (0.18)
Net realized gain (0.38) — (0.19) (1.02) (0.02) (0.11)
Total distributions (0.81) (0.41) (0.44) (1.19) (0.17) (0.29)
NET ASSET
VALUE
End of period $ 15.05 $ 15.68 $ 13.29 $ 12.88 $ 16.82 $ 13.84

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
1.25% 21.39% 6.75% (17.49)% 22.89% 6.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.78%
(4)
0.78% 0.76% 0.75% 0.73% 0.75%
Net expenses
after waivers/
payments by
Price Associates 0.60%
(4)
0.60% 0.59% 0.60% 0.62% 0.63%
Net investment
income 2.24%
(4)
2.06% 1.99% 1.59% 1.11% 1.22%
Portfolio turnover
rate 19.4% 38.8% 50.5% 72.1% 42.2% 56.8%
Net assets, end
of period (in
thousands) $251,526 $291,741 $276,877 $241,804 $191,932 $104,623
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD)  13,848 106
Banco BBVA Argentina, ADR (USD) (1) 1,128 23
Globant (USD) (2) 1,729 203
MercadoLibre (USD) (2) 583 1,359
Tenaris, ADR (USD)  1,455 48
Vista Energy, ADR (USD) (2) 1,167 53
Total Argentina (Cost $620) 1,792
AUSTRALIA 0.5%
Common Stocks 0.5%
ALS  5,597 61
ANZ Group Holdings  9,102 174
Ausgold (2) 21,014 7
BHP Group (1) 55,850 1,331
Capricorn Metals (2) 20,854 123
Champion Iron  15,326 45
Cochlear  358 63
De Grey Mining (2) 11,904 19
Downer EDI  23,739 87
Emerald Resources (2) 31,649 81
Fortescue  2,748 28
Frontier Digital Ventures (2) 289,462 56
Genesis Minerals (2) 10,699 26
Goodman Group  12,241 234
Macquarie Group  1,477 183
Mirvac Group  52,170 76
Northern Star Resources  15,635 192
Ora Banda Mining (2) 44,533 29
Pilbara Minerals (2) 33,433 32
Predictive Discovery (2) 184,797 43
Reliance Worldwide  18,019 49
Rio Tinto  1,840 138
Scentre Group  114,482 265
Sovereign Metals (2) 23,118 10
Worley  16,865 134
3,486

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (3) 140,000 123
Transurban Finance, 4.125%, 2/2/26 (USD) (3) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (3) 67,000 65
Woodside Finance, 4.50%, 3/4/29 (USD) (3) 105,000 104
307
Total Australia (Cost $3,210) 3,793
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  11,611 1,273
Erste Group Bank  1,475 100
OMV  1,993 103
Schoeller-Bleckmann Oilfield Equipment  2,419 86
Total Austria (Cost $707) 1,562
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  36,371 96
Total Bahrain (Cost $106) 96
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  287,075 116
Marico Bangladesh  1,524 32
Square Pharmaceuticals  30,309 53
Total Bangladesh (Cost $199) 201
BELGIUM 0.1%
Common Stocks 0.1%
Shurgard Self Storage  1,759 73
Syensqo  473 34
Warehouses De Pauw  17,392 444
Total Belgium (Cost $469) 551

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BRAZIL 0.3%
Common Stocks 0.3%
B3  63,079 148
CI&T, Class A (USD) (1)(2) 9,954 59
Itau Unibanco Holding, ADR (USD) (1) 54,667 345
Klabin  93,010 304
Localiza Rent a Car  34,213 259
Multiplan Empreendimentos Imobiliarios  26,098 118
NU Holdings, Class A (USD) (2) 25,380 316
Raia Drogasil  118,322 412
TOTVS  11,500 76
Vale  20,710 193
WEG  50,949 404
Total Brazil (Cost $2,489) 2,634
CANADA 1.6%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (2) 1,400 21
21
Common Stocks 1.3%
Agnico Eagle Mines  4,175 491
Agnico Eagle Mines (USD)  706 83
Alamos Gold, Class A  6,729 192
Alamos Gold, Class A (USD)  3,267 93
Aritzia (2) 2,540 89
Artemis Gold (2) 5,777 83
AtkinsRealis Group  2,765 137
ATS (2) 2,571 65
Badger Infrastructure Solutions  3,700 105
Barrick Gold  4,382 84
Brookfield  4,082 219
BRP (1) 1,443 49
Calibre Mining (2) 12,032 28
Cameco (USD)  4,091 185
Canadian Apartment Properties REIT  1,866 57
Canadian National Railway (USD)  2,132 206
Canadian Natural Resources  6,518 187
Capstone Copper (2) 22,879 110

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cenovus Energy  9,466 111
Colliers International Group (USD)  593 71
Constellation Software  59 213
Constellation Software, Warrants, 3/31/40 (2)(4) 79 —
Definity Financial  10,938 546
Descartes Systems Group (2) 2,010 212
Descartes Systems Group (USD) (2) 1,352 143
Element Fleet Management  23,029 504
Enbridge (USD)  4,682 219
ERO Copper (2) 28,595 357
Exchange Income  3,196 117
First Quantum Minerals (2) 9,210 124
Foran Mining (2) 14,110 35
Franco-Nevada  3,484 599
Franco-Nevada (USD)  2,352 404
G Mining Ventures (2) 10,721 149
Great-West Lifeco  7,751 301
Ivanhoe Mines, Class A (2) 17,847 158
Jamieson Wellness  3,927 91
Kinaxis (2) 941 127
Kinross Gold  5,147 76
Lundin Gold  2,391 98
Magna International (USD)  2,718 94
Montage Gold (2) 9,882 26
National Bank of Canada  4,098 360
NGEx Minerals (2) 5,952 52
NuVista Energy (2) 10,051 86
Osisko Gold Royalties (1) 10,606 254
Richelieu Hardware  2,930 69
Shopify, Class A (2) 627 60
Shopify, Class A (USD) (2) 4,095 389
Skeena Resources (2) 9,059 108
Snowline Gold (2) 8,905 52
South Bow  2,549 63
StorageVault Canada  31,761 87
Suncor Energy  4,341 153
Suncor Energy (USD)  3,253 115
Teck Resources, Class B (USD)  5,006 170
TMX Group  1,458 59
Torex Gold Resources (2) 352 11
Wesdome Gold Mines (2) 5,393 66
West Fraser Timber  1,027 76

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wheaton Precious Metals  6,018 503
9,971
Corporate Bonds 0.2%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 100
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 125
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 220
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 108
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 21
Enbridge, 5.625%, 4/5/34 (USD)  65,000 66
Enbridge, 6.20%, 11/15/30 (USD)  45,000 48
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 216
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD) (3) 35,000 34
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 144
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 92
TR Finance, 3.35%, 5/15/26 (USD)  10,000 10
1,184
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 133
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 314
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 249
696
Total Canada (Cost $8,919) 11,872
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (2)(4)(5) 1,810 490
Total Cayman Islands (Cost $89) 490
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  11,871 261
261
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 220

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29
(USD) (3) 220,000 203
423
Total Chile (Cost $595) 684
CHINA 2.1%
Common Stocks 1.7%
58.com (USD) (2)(4) 5,864 —
Alibaba Group Holding (HKD)  9,136 136
Alibaba Group Holding, ADR (USD)  13,933 1,664
ATRenew, ADR (USD) (2) 6,800 17
Baidu, ADR (USD) (1)(2) 309 27
Baidu, Class A (HKD) (2) 2,480 27
BeiGene, ADR (USD) (2) 482 125
BOC Aviation (HKD)  9,400 70
Bosideng International Holdings (HKD)  162,000 84
BYD, Class H (HKD)  10,000 475
C&D International Investment Group (HKD)  23,000 48
China Mengniu Dairy (HKD)  23,000 57
China Resources Beer Holdings (HKD)  58,500 206
China Resources Land (HKD)  23,500 79
China Resources Mixc Lifestyle Services (HKD)  81,400 390
CMOC Group, Class H (HKD)  39,000 31
Fosun International (HKD)  43,500 23
H World Group (HKD)  25,700 90
Innovent Biologics (HKD) (2) 10,500 73
Kanzhun, ADR (USD) (2) 19,019 291
KE Holdings, ADR (USD)  21,394 434
Kingboard Laminates Holdings (HKD)  68,500 72
Meituan, Class B (HKD) (2) 24,400 404
Midea Group, Class H (HKD) (2) 27,500 260
NetEase, ADR (USD)  5,774 618
New Oriental Education & Technology Group, ADR (USD)  2,212 108
PDD Holdings, ADR (USD) (2) 5,773 609
Shandong Weigao Group Medical Polymer, Class H (HKD)  113,200 83
Shanghai Conant Optical, Class H (HKD)  5,500 17
Shenzhou International Group Holdings (HKD)  33,000 229
Sunny Optical Technology Group (HKD)  11,400 96
Tencent Holdings (HKD)  44,954 2,754
Tencent Holdings, ADR (USD) (1) 5,347 327
Tencent Music Entertainment Group, ADR (USD)  23,413 314
Tongcheng Travel Holdings (HKD)  17,200 45

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Xiaomi, Class B (HKD) (2) 76,200 488
Yadea Group Holdings (HKD)  26,000 47
Yum China Holdings (USD)  22,315 966
Zhongsheng Group Holdings (HKD)  9,500 14
Zijin Mining Group, Class H (HKD)  62,000 135
ZTO Express Cayman, ADR (USD)  19,674 364
12,297
Common Stocks - China A Shares 0.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  3,009 60
China Jushi, A Shares (CNH)  36,100 58
CNOOC Energy Technology & Services, A Shares (CNH)  90,800 50
CRRC, A Shares (CNH)  339,900 329
Dongguan Yiheda Automation, A Shares (CNH)  11,900 38
Eastroc Beverage Group, A Shares (CNH)  5,180 204
Electric Connector Technology, A Shares (CNH)  12,400 82
Fuyao Glass Industry Group, A Shares (CNH)  21,600 173
Hongfa Technology, A Shares (CNH)  34,060 154
Jiangsu Zhongtian Technology, A Shares (CNH)  30,500 59
Kweichow Moutai, A Shares (CNH)  1,360 290
Loncin Motor, A Shares (CNH)  43,600 75
NARI Technology, A Shares (CNH)  24,421 75
Riyue Heavy Industry, A Shares (CNH)  38,100 62
Sany Heavy Industry, A Shares (CNH)  94,400 246
Shandong Pharmaceutical Glass, A Shares (CNH)  9,100 28
Shenzhen Envicool Technology, A Shares (CNH)  9,500 42
Shenzhen Inovance Technology, A Shares (CNH)  8,800 87
Shenzhen Jufei Optoelectronics, A Shares (CNH)  62,100 50
Wuxi Xinje Electric, A Shares (CNH)  7,900 56
Xiamen Faratronic, A Shares (CNH)  5,368 77
Xuji Electric, A Shares (CNH)  23,500 69
Yankershop Food, A Shares (CNH)  10,600 131
Yantai Jereh Oilfield Services Group, A Shares (CNH)  13,100 57
Yifeng Pharmacy Chain, A Shares (CNH)  121,256 473
YTO Express Group, A Shares (CNH)  24,100 43
Yunnan Aluminium, A Shares (CNH)  46,600 98
Zhejiang Dingli Machinery, A Shares (CNH)  7,600 45
3,211
Total China (Cost $12,430) 15,508

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
COLOMBIA 0.0%
Common Stocks 0.0%
Bancolombia, ADR (USD)  580 23
Total Colombia (Cost $18) 23
DENMARK 0.2%
Common Stocks 0.2%
Coloplast, Class B (1) 2,751 311
Genmab (2) 104 22
Novo Nordisk, ADR (USD)  2,015 134
Novo Nordisk, Class B  9,615 643
NTG Nordic Transport Group (2) 1,513 58
Royal Unibrew  966 77
Zealand Pharma (1)(2) 1,516 107
Total Denmark (Cost $1,410) 1,352
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD) (2) 22,558 8
Total Egypt (Cost $14) 8
FINLAND 0.3%
Common Stocks 0.3%
Elisa  4,585 244
Kojamo (2) 30,847 359
Mandatum  19,215 136
Sampo, Class A  84,361 845
Stora Enso, Class R  42,171 392
UPM-Kymmene  1,026 27
Valmet (1) 3,138 96
Total Finland (Cost $1,690) 2,099
FRANCE 1.8%
Common Stocks 1.8%
Air Liquide  2,410 495
Airbus  4,806 816

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Alstom (2) 3,786 91
ArcelorMittal  6,653 197
AXA  17,350 821
Beneteau (1) 9,238 85
BNP Paribas  2,866 243
Cie de Saint-Gobain  1,606 175
Coface  4,748 97
Dassault Aviation  764 275
Dassault Systemes  7,327 275
Edenred  16,252 507
Engie  20,105 416
Eramet (1) 1,410 78
EssilorLuxottica  713 205
Eurofins Scientific  2,518 159
Euronext  2,411 403
Exosens (2) 1,702 66
Forvia  3,171 25
Gecina  221 23
Hermes International  35 96
Kering  659 134
L'Oreal  628 277
Lectra  3,093 80
Legrand  1,654 182
LVMH Moet Hennessy Louis Vuitton  876 485
Nexity (2) 8,149 85
Planisware (2) 6,292 171
Robertet  132 122
Safran  2,042 543
Sanofi  6,752 739
Sartorius Stedim Biotech  2,614 617
Schneider Electric  411 96
Societe Generale  15,320 799
SPIE  17,383 852
Teleperformance  743 81
Thales  857 240
TotalEnergies  30,970 1,764
Verallia  3,193 107
Vinci  814 114
Virbac  446 157
13,193

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (3)(6) 350,000 308
308
Total France (Cost $9,482) 13,501
GERMANY 1.7%
Common Stocks 1.6%
Adesso  516 57
Allianz  1,661 687
BASF  6,080 311
Beiersdorf  1,831 258
Covestro (2) 4,722 318
Daimler Truck Holding  10,829 435
Deutsche Post  2,445 105
Deutsche Telekom  24,453 878
Douglas (2) 764 9
Evotec (1)(2) 626 5
flatexDEGIRO  12,390 326
Heidelberg Materials  1,362 272
Hypoport (1)(2) 401 93
Infineon Technologies  10,107 335
IONOS Group (2) 2,849 95
KION Group  5,012 213
Knaus Tabbert (1) 1,438 22
LEG Immobilien  370 31
Mercedes-Benz Group  1,432 86
Merck  2,316 323
Muenchener Rueckversicherungs-Gesellschaft  898 615
Nagarro (2) 746 53
Puma  7,003 181
QIAGEN  1,957 84
Redcare Pharmacy (2) 2,852 426
Rheinmetall  94 160
SAP  6,169 1,805
Schott Pharma  6,529 184
Scout24  773 92
Siemens  9,857 2,270
Siemens Healthineers  13,372 721
Siltronic  3,174 129
Springer Nature (2) 8,346 169
Symrise  3,462 399

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
thyssenkrupp  1,847 21
12,168
Corporate Bonds 0.1%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (3) 155,000 152
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (3) 155,000 156
308
Preferred Stocks 0.0%
Volkswagen  1,196 130
130
Total Germany (Cost $8,541) 12,606
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  45,600 342
CK Hutchison Holdings  13,500 76
Galaxy Entertainment Group  17,000 61
Guming Holdings (2) 35,200 111
Hongkong Land Holdings (USD)  13,500 66
Jardine Matheson Holdings (USD)  9,600 427
Kerry Properties  20,500 48
Samsonite Group  35,700 64
Sun Hung Kai Properties  8,083 77
Swire Properties  25,400 56
Techtronic Industries  17,500 176
Wharf Real Estate Investment  10,000 24
Yue Yuen Industrial Holdings  23,500 34
Total Hong Kong (Cost $1,353) 1,562
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  8,217 607
Total Hungary (Cost $289) 607

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (2) 3,540 27
Alvotech (USD) (2) 4,917 39
Arion Banki  34,323 41
Total Iceland (Cost $140) 107
INDIA 1.2%
Common Stocks 1.2%
Asian Paints  5,508 158
Astral  12,278 195
Avenue Supermarts (2) 3,244 161
Axis Bank  20,242 284
Bharti Airtel  24,968 551
Blue Star  4,046 82
Computer Age Management Services  461 21
Craftsman Automation  272 15
CreditAccess Grameen  5,623 72
Divi's Laboratories  1,958 141
Dixon Technologies India  583 114
Eternal (2) 74,559 204
HDFC Asset Management  1,355 70
HDFC Bank  9,507 216
HDFC Life Insurance  54,471 479
Hexaware Technologies  8,444 70
Hindustan Unilever  10,023 278
ICICI Bank  57,267 963
ICICI Bank, ADR (USD)  2,562 86
Info Edge India  1,085 91
Infosys  33,493 592
InterGlobe Aviation (2) 492 31
JSW Energy  18,603 106
JSW Steel  4,510 55
KEI Industries  968 35
Kotak Mahindra Bank  43,425 1,135
Larsen & Toubro  13,748 544
Metro Brands  4,171 53
Nexus Select Trust  24,697 38
NTPC  35,955 151
NTPC Green Energy (2) 11,474 14

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Page Industries  181 98
Polycab India  1,904 124
Power Grid Corp. of India  108,451 394
Reliance Industries  44,057 731
Sapphire Foods India (2) 16,640 62
Tata Consultancy Services  3,253 133
Tata Steel  43,066 72
Titan  6,634 265
Torrent Pharmaceuticals  1,768 69
Varun Beverages  4,769 29
Vedant Fashions  4,288 40
Voltas  13,812 202
Total India (Cost $7,227) 9,224
INDONESIA 0.2%
Common Stocks 0.2%
Bank Central Asia  1,476,200 785
Bank Mandiri Persero  745,900 220
Bank Rakyat Indonesia Persero  763,900 177
Sumber Alfaria Trijaya  1,013,500 131
Telkom Indonesia Persero  465,500 74
Total Indonesia (Cost $1,194) 1,387
IRELAND 0.4%
Common Stocks 0.4%
Cairn Homes (GBP)  46,975 103
DCC (GBP)  2,138 140
ICON (USD) (2) 1,885 286
Kenmare Resources (GBP)  5,940 32
Kingspan Group  4,705 397
Ryanair Holdings, ADR (USD)  1,596 76
TE Connectivity (USD)  10,225 1,497
2,531
Corporate Bonds 0.0%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 145
145
Total Ireland (Cost $2,488) 2,676

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ISRAEL 0.0%
Common Stocks 0.0%
CyberArk Software (USD) (2) 464 163
Total Israel (Cost $171) 163
ITALY 0.5%
Common Stocks 0.5%
Amplifon  24,427 467
Ariston Holding  11,660 53
Banca Mediolanum  4,799 72
BFF Bank  7,529 71
Carel Industries  5,929 119
DiaSorin  903 103
DiaSorin, Rights, 5/2/25 (2) 1,083 —
Enel  34,307 297
Ermenegildo Zegna (USD) (1) 12,851 102
Ferrari  193 88
Ferrari (USD)  533 246
FinecoBank Banca Fineco  8,796 176
GVS (2) 10,547 51
Interpump Group  2,560 88
Intesa Sanpaolo  39,083 209
Leonardo  4,685 244
Moncler  2,909 180
PRADA (HKD)  7,500 47
Prysmian (1) 5,155 283
Stellantis  5,366 50
Technoprobe (2) 10,122 65
UniCredit  12,209 710
3,721
Corporate Bonds 0.0%
Enel Finance International, 2.125%, 7/12/28 (USD) (3) 200,000 186
186
Total Italy (Cost $2,698) 3,907

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JAPAN 3.8%
Common Stocks 3.7%
Aiful  147,800 369
Ajinomoto  3,600 74
Asahi Group Holdings  10,400 144
Astellas Pharma  8,600 86
BIPROGY  1,900 62
Calbee  3,900 78
Chugai Pharmaceutical  11,500 663
CKD  10,000 146
Daicel  20,400 174
Daiei Kankyo  7,600 156
Daiichi Sankyo  1,900 49
Daiwabo Holdings  8,900 151
Denso (1) 12,000 155
Disco  400 77
Electric Power Development  6,400 112
Fujitsu  6,500 144
Fukuoka Financial Group  2,500 66
Fuso Chemical  3,600 87
Hamamatsu Photonics  7,500 69
Hanwa  9,700 322
Hikari Tsushin  800 222
Hitachi  9,900 245
Honda Motor  12,300 125
Horiba  3,800 260
Idec  7,600 122
IHI  2,500 196
Inpex  21,500 269
Invincible Investment  212 88
Isetan Mitsukoshi Holdings  14,600 188
Isuzu Motors  7,900 106
ITOCHU  8,900 455
Japan Prime Realty Investment  11 27
Kajima  1,100 26
Kawasaki Heavy Industries  2,000 119
KDDI  22,600 401
Keyence  600 251
Komatsu  5,400 156
Konica Minolta (2) 63,300 194
Kubota  12,800 149

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kyoritsu Maintenance  4,700 100
Kyushu Railway  5,800 150
LY  26,600 101
MatsukiyoCocokara  5,000 92
METAWATER  10,300 147
MINEBEA MITSUMI  2,300 34
Mitsubishi (1) 7,600 144
Mitsubishi Electric  36,100 698
Mitsubishi Estate  28,200 495
Mitsubishi UFJ Financial Group  98,100 1,236
Mitsui Fudosan  55,000 545
Miura  12,300 262
Modec  7,200 218
Murata Manufacturing  5,700 81
Nakanishi  8,200 107
NEC  1,200 29
Nextage  23,800 297
Nifco  9,400 233
Nintendo  3,500 291
Nippon Prologis REIT  26 43
Nippon Sanso Holdings  6,100 195
Nippon Seiki  10,300 79
Nippon Soda  13,600 255
Nippon Steel  15,700 330
Nissan Chemical  2,500 73
Niterra (1) 9,200 286
Nomura Real Estate Holdings  18,700 111
Nomura Research Institute  5,400 204
Obara Group  5,900 137
Oji Holdings  47,100 222
Olympus  17,000 223
Open House Group  5,400 239
ORIX  18,200 365
Panasonic Holdings  18,100 208
Penta-Ocean Construction  25,100 144
Persol Holdings  54,400 99
Rakuten Bank (2) 1,900 80
Recruit Holdings  8,000 443
Renesas Electronics (1) 53,700 630
Rengo  31,800 178
Resona Holdings  42,500 341
Resorttrust  14,800 152
Rigaku Holdings  10,700 66

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Round One  19,500 121
Sakata INX  15,000 195
Sankyu  3,300 144
Sega Sammy Holdings  10,000 210
Seven & i Holdings  61,000 898
Shimizu  27,900 298
Shin-Etsu Chemical  29,100 886
SMC  300 97
Sompo Holdings  5,400 177
Sony Group  50,800 1,340
Stanley Electric  2,900 54
Subaru  6,200 112
SUMCO  4,400 30
Sumitomo  14,200 347
Sumitomo Mitsui Trust Group  5,800 143
Sumitomo Seika Chemicals  1,800 60
Suntory Beverage & Food  2,300 80
Suzuki Motor  13,500 162
Sysmex  5,200 97
Taiheiyo Cement  17,100 460
Takashimaya  23,300 180
Takeda Pharmaceutical  14,400 436
Takeuchi Manufacturing  3,900 122
TechnoPro Holdings  6,500 145
Tokai Carbon  31,500 203
Tokio Marine Holdings  21,300 854
Tokyo Century  6,100 64
Tokyo Electron  1,200 179
Tokyo Kiraboshi Financial Group  5,000 198
Tokyo Seimitsu  2,600 145
Tokyo Tatemono  6,900 124
Toyo Tire  22,300 417
Toyota Industries  2,600 305
Toyota Motor  45,900 877
Toyota Tsusho  6,500 129
TRYT (1) 39,400 133
Unicharm  17,200 160
Yamaha  25,300 185
Yokogawa Electric  8,100 175
28,088

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27
(USD) (6) 300,000 290
290
Total Japan (Cost $20,998) 28,378
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  6,136 149
Kaspi.KZ, ADR (USD)  3,414 300
NAC Kazatomprom, GDR (USD)  5,993 200
Total Kazakhstan (Cost $412) 649
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  42,300 15
Total Kenya (Cost $10) 15
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  114,193 75
Total Mauritius (Cost $76) 75
MEXICO 0.2%
Common Stocks 0.2%
Arca Continental  20,139 212
Fomento Economico Mexicano, ADR (USD)  650 69
Gruma, Class B  8,851 169
Grupo Aeroportuario del Pacifico, ADR (USD) (1) 1,323 272
Grupo Aeroportuario del Sureste, ADR (USD)  282 89
Grupo Mexico, Series B  88,816 461
Industrias Penoles (2) 3,804 76
Wal-Mart de Mexico  68,870 218
1,566

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 250
250
Total Mexico (Cost $1,618) 1,816
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,248 160
Hightech Payment Systems  2,085 128
Label Vie  197 92
Total Morocco (Cost $291) 380
NETHERLANDS 1.2%
Common Stocks 1.1%
Aalberts  1,958 65
Adyen (2) 561 908
AerCap Holdings (USD)  2,138 227
Akzo Nobel  8,024 507
Argenx, ADR (USD) (2) 702 453
ASM International  128 62
ASML Holding  2,365 1,583
ASML Holding (USD)  457 305
ASR Nederland  1,493 94
BE Semiconductor Industries  813 88
CVC Capital Partners (2) 24,267 433
Heineken  9,120 816
IMCD  1,459 194
ING Groep  62,934 1,222
Koninklijke Philips (2) 19,258 489
Prosus  8,827 414
Signify  3,328 69
Universal Music Group  12,403 365
8,294
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (3) 290,000 274
NXP, 2.65%, 2/15/32 (USD)  375,000 317

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 75
666
Total Netherlands (Cost $5,965) 8,960
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,514 91
91
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (3) 200,000 204
204
Total New Zealand (Cost $212) 295
NIGERIA 0.0%
Common Stocks 0.0%
Guaranty Trust Holding  1,156,621 47
Total Nigeria (Cost $33) 47
NORWAY 0.2%
Common Stocks 0.2%
DNB Bank  29,761 744
Equinor  14,236 322
Seadrill (USD) (2) 1,300 27
Storebrand  16,813 203
Subsea 7  10,621 161
TGS  13,876 103
Total Norway (Cost $1,020) 1,560
OMAN 0.0%
Common Stocks 0.0%
OQ Gas Networks 309,317 105
Total Oman (Cost $114) 105

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  27,908 53
Total Pakistan (Cost $42) 53
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 24
Total Panama (Cost $27) 24
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  131 26
InRetail Peru (USD)  2,606 73
Southern Copper (USD)  2,770 248
347
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 40
40
Total Peru (Cost $296) 387
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  142,362 408
International Container Terminal Services  1,930 12
Jollibee Foods  49,230 202
Puregold Price Club  77,100 44
SM Investments  6,340 99
Total Philippines (Cost $615) 765
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 54
Total Poland (Cost $55) 54

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PORTUGAL 0.3%
Common Stocks 0.3%
Banco Comercial Portugues, Class R  203,733 131
Galp Energia  36,401 564
Jeronimo Martins  50,953 1,233
Total Portugal (Cost $1,360) 1,928
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  73,732 338
Total Qatar (Cost $350) 338
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  44,725 288
OMV Petrom  893,927 145
Total Romania (Cost $269) 433
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (4) 80,680 —
Polyus (2)(4) 2,940 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  23,102 600
Saudi Arabian Mining (2) 4,888 67
Saudi National Bank  68,345 651
Total Saudi Arabia (Cost $1,218) 1,318
SINGAPORE 0.3%
Common Stocks 0.3%
CapitaLand Integrated Commercial Trust  39,740 65

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
DBS Group Holdings  7,280 237
Digital Core REIT Management (USD)  42,800 21
Keppel DC REIT  45,100 75
Sea, ADR (USD) (2) 5,924 794
Trip.com Group, ADR (USD)  2,700 159
United Overseas Bank  16,000 425
Wilmar International  47,400 111
Total Singapore (Cost $1,180) 1,887
SLOVENIA 0.1%
Common Stocks 0.1%
Nova Ljubljanska Banka dd , GDR  15,581 461
Nova Ljubljanska Banka dd  501 75
Total Slovenia (Cost $389) 536
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglo American Platinum  2,495 85
Anglogold Ashanti  5,973 249
Bid  8,244 207
Capitec Bank Holdings  1,401 260
Clicks Group  9,409 200
Gold Fields  8,042 180
Harmony Gold Mining  5,759 91
Impala Platinum Holdings (2) 21,643 129
Northam Platinum Holdings  5,959 40
Sibanye Stillwater (2) 25,289 29
1,470
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (3) 200,000 178
178
Total South Africa (Cost $1,245) 1,648
SOUTH KOREA 0.5%
Common Stocks 0.5%
Hyundai Mobis  1,585 298
JYP Entertainment  2,052 100
KB Financial Group  7,025 444

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KT  5,416 204
KT, ADR (USD)  6,312 123
LG Chem  213 32
POSCO Holdings  538 98
Samsung Electronics  48,793 1,904
SK Hynix  5,180 646
Total South Korea (Cost $3,281) 3,849
SPAIN 0.3%
Common Stocks 0.3%
Aedas Homes  2,718 88
Amadeus IT Group  11,318 891
Banco Santander  35,877 253
Cellnex Telecom  2,025 82
Fluidra  4,355 101
Laboratorios Farmaceuticos Rovi  2,716 159
Puig Brands, Class B (2) 5,087 95
Redeia  6,789 142
1,811
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 188
188
Total Spain (Cost $1,406) 1,999
SWEDEN 0.4%
Common Stocks 0.4%
Asker Healthcare Group (2) 6,912 61
Assa Abloy, Class B (1) 14,725 447
Autoliv, SDR  1,942 182
Beijer Ref (1) 5,744 88
Camurus (2) 1,650 106
Essity, Class B  15,033 435
HMS Networks (1)(2) 1,581 71
Mildef Group  1,349 36
Millicom International Cellular (USD)  6,933 239
MIPS (1) 1,363 48
Nordnet (1) 4,011 106
Norva24 Group (2) 17,955 67
Rusta  9,083 75

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sandvik (1) 25,693 530
Skandinaviska Enskilda Banken, Class A  12,458 198
Spotify Technology (USD) (2) 60 37
Sweco, Class B (1) 4,584 81
Swedbank, Class A  4,716 118
Telefonaktiebolaget LM Ericsson, Class B  38,969 329
Trelleborg, Class B  2,007 69
Troax Group  3,166 44
Total Sweden (Cost $2,647) 3,367
SWITZERLAND 1.0%
Common Stocks 1.0%
ABB  6,606 350
Alcon  7,070 687
Alcon (USD)  5,800 566
ams-OSRAM (2) 2,716 24
Barry Callebaut (1) 30 27
Bossard Holding  273 60
Cie Financiere Richemont, Class A  4,579 809
DKSH Holding  2,218 163
Georg Fischer  729 53
Holcim  2,088 233
Julius Baer Group  6,046 392
Montana Aerospace (2) 10,332 206
Nestle  8,363 890
Novartis  5,187 592
Partners Group Holding  270 354
Roche Holding  4,294 1,404
Sandoz Group  2,343 102
SKAN Group  517 42
Sonova Holding  1,379 424
Tecan Group  391 76
TX Group  104 23
7,477
Corporate Bonds 0.0%
UBS Group, VR, 1.364%, 1/30/27 (USD) (3)(6) 300,000 293
293
Total Switzerland (Cost $5,796) 7,770

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TAIWAN 1.0%
Common Stocks 1.0%
Accton Technology  2,000 37
Airtac International Group  10,000 275
Chailease Holding  48,540 175
China Steel  62,000 40
Delta Electronics  9,000 94
Elite Material  3,000 52
Hon Hai Precision Industry  24,000 107
Largan Precision  1,000 71
MediaTek  15,000 637
Taiwan Semiconductor Manufacturing  172,000 4,874
Taiwan Semiconductor Manufacturing, ADR (USD)  5,218 870
Total Taiwan (Cost $2,974) 7,232
THAILAND 0.0%
Common Stocks 0.0%
SCB X  49,500 177
Total Thailand (Cost $142) 177
TURKEY 0.0%
Common Stocks 0.0%
TAV Havalimanlari Holding (2) 3,924 23
Total Turkey (Cost $26) 23
UNITED KINGDOM 3.1%
Common Stocks 2.9%
Admiral Group  13,618 592
Adriatic Metals, CDI (AUD) (2) 81,581 222
Amcor, CDI (AUD)  6,299 59
Anglo American  10,412 284
Ashtead Group  990 53
AstraZeneca  5,796 830
AstraZeneca, ADR (USD)  32,292 2,318
Auction Technology Group (2) 24,481 191
Aviva  82,840 621
Baltic Classifieds Group  27,971 127

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Barclays  100,078 399
Big Yellow Group  14,844 200
BP  62,945 291
Bridgepoint Group  69,945 250
British American Tobacco  2,562 112
BT Group  163,142 379
Bunzl  4,856 153
Compass Group  11,997 404
ConvaTec Group  33,075 115
Croda International  4,928 194
Diageo  6,347 178
Diploma  1,186 63
Dowlais Group  43,803 34
Endava, ADR (USD) (2) 6,478 118
Experian  1,463 73
Genuit Group  19,165 98
Genus  5,172 127
Georgia Capital (2) 2,688 58
Glencore  91,916 301
GSK, ADR (USD) (1) 4,712 188
Helios Towers (2) 80,485 116
Hiscox  13,517 199
HSBC Holdings  25,185 281
Immunocore Holdings, ADR (USD) (1)(2) 527 16
Imperial Brands  7,652 314
Informa  37,079 362
Intermediate Capital Group  5,967 150
Investec  10,066 63
IQE (1)(2) 259,351 31
Johnson Matthey  4,872 84
Kingfisher  62,599 241
Lloyds Banking Group  933,238 917
London Stock Exchange Group  2,506 390
Melrose Industries  38,874 226
National Grid  78,206 1,129
Next  1,803 297
Oxford Nanopore Technologies (1)(2) 30,136 48
Persimmon  14,974 259
Prudential  32,844 349
QinetiQ Group  13,564 71
RELX  2,258 123
Renishaw  2,092 63
Rightmove  8,349 82

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rio Tinto  5,913 352
Rolls-Royce Holdings  49,393 500
Rotork  47,220 192
Segro  73,333 667
Shell (EUR)  21,599 703
Shell  12,663 409
Shell, ADR (USD)  5,361 346
Smith & Nephew  4,327 61
Smiths Group  3,835 96
Spirax Group  2,608 206
SSE  5,244 118
Standard Chartered  53,975 777
Syncona (2) 33,100 40
Taylor Wimpey  45,964 72
TBC Bank Group  379 24
Unilever (EUR)  1,602 102
Unilever  26,439 1,683
UNITE Group  4,864 56
Watches of Switzerland Group (2) 15,079 72
Weir Group  4,790 144
WPP  36,787 285
Yellow Cake (2) 3,654 21
YouGov  18,891 73
21,842
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $10 (2)(4)(5) 475 8
8
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 322
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 110
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (3) 210,000 200
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 184
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 220
Nationwide Building Society, 1.50%, 10/13/26 (USD) (3) 405,000 389
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 93
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 193
1,711
Total United Kingdom (Cost $18,901) 23,561

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED STATES 73.5%
Asset-Backed Securities 0.4%
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (3) 60,775 61
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 148
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (3) 140,000 135
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (3) 121,455 115
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (3) 122,407 114
Elara HGV Timeshare Issuer, Series 2023-A, Class A,
6.16%, 2/25/38 (3) 59,664 62
Elara HGV Timeshare Issuer, Series 2023-A, Class B,
6.53%, 2/25/38 (3) 59,664 61
Ford Credit Auto Owner Trust, Series 2020-2, Class C,
1.74%, 4/15/33 (3) 115,000 113
Ford Credit Floorplan Master Owner Trust, Series 2020-2,
Class B, 1.32%, 9/15/27  205,000 202
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (3) 84,140 87
Highbridge Loan Management, Series 5A-2015, Class
A1R3, CLO, FRN, 3M TSFR + 1.06%, 5.316%, 10/15/30 (3) 150,564 150
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN,
3M TSFR + 1.37%, 5.626%, 7/15/35 (3) 250,000 249
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (3) 44,008 43
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (3) 21,602 20
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (3) 73,623 72
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (3) 17,851 17
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (3) 17,830 17
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (3) 106,935 100
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (3) 18,081 18
Octane Receivables Trust, Series 2024-RVM1, Class A,
5.01%, 1/22/46 (3) 89,475 90
PEAC Solutions Receivables, Series 2025-1A, Class A2,
4.94%, 10/20/28 (3) 115,000 115

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Post Road Equipment Finance, Series 2025-1A, Class A2,
4.90%, 5/15/31 (3) 100,000 100
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/9/29 (3) 100,000 94
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (3) 123,369 113
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M
TSFR + 1.55%, 5.832%, 4/25/37 (3) 250,000 250
SMB Private Education Loan Trust, Series 2017-A, Class
A2A, 2.88%, 9/15/34 (3) 10,713 11
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (3) 16,492 16
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (3) 37,827 36
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (3) 94,005 85
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%,
6/20/29 (3) 85,000 86
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $98, 7.131%, 11/30/44 (4)(5) 98,256 98
2,878
Bond Mutual Funds 14.3%
T. Rowe Price Dynamic Global Bond Fund - I Class,
5.972% (7)(8) 1,127,103 8,712
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.674% (7)(8) 3,057,091 27,667
T. Rowe Price Emerging Markets Local Currency Bond Fund
- I Class, 6.541% (7)(8) 3,266,892 15,714
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.174% (7)(8) 755,111 7,038
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 7.394% (7)(8) 2,206,985 17,060
T. Rowe Price International Bond Fund - I Class, 3.753% (7)
(8) 3,208,060 23,355
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.754% (7)(8) 958,989 8,218
107,764
Common Stocks 31.0%
Acadia Realty Trust, REIT  9,898 189
Accenture, Class A  4,744 1,419
Agree Realty, REIT (1) 224 17
Alcoa  1,253 31
Alexandria Real Estate Equities, REIT  535 39

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Allstate  11,112 2,205
Alnylam Pharmaceuticals (2) 487 128
Alphabet, Class A  2,633 418
Alphabet, Class C  37,190 5,984
Amazon.com (2) 39,416 7,269
Amcor  4,800 44
Ameren  15,218 1,510
American Express  5,429 1,446
American Homes 4 Rent, Class A, REIT  7,992 299
American Tower, REIT  4,834 1,090
American Water Works  3,766 554
Americold Realty Trust, REIT  2,293 44
AMETEK  12,588 2,135
Amphenol, Class A  1,496 115
Analog Devices  7,797 1,520
Annaly Capital Management, REIT  21,934 430
ANSYS (2) 402 129
Apple  42,220 8,972
Apple Hospitality REIT, REIT  4,560 54
Atlas Energy Solutions (1) 2,217 30
Atmos Energy  7,440 1,195
AutoZone (2) 291 1,095
AvalonBay Communities, REIT  4,905 1,030
Avidity Biosciences (2) 1,192 39
Axis Capital Holdings  1,450 140
Baker Hughes  2,520 89
Bank of America  41,836 1,668
Becton Dickinson & Company  3,835 794
Berkshire Hathaway, Class B (2) 6,582 3,510
BILL Holdings (2) 1,752 80
Booking Holdings  220 1,122
Booz Allen Hamilton Holding  4,099 492
Broadcom  19,139 3,684
Broadridge Financial Solutions  2,706 656
Broadstone Net Lease, REIT  379 6
Camden Property Trust, REIT  784 89
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (2)
(4)(5) 105 151
Carvana (2) 5,773 1,411
Cava Group (2) 481 44
CBRE Group, Class A (2) 2,173 266
Cencora  10,518 3,078
Centene (2) 186 11

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Charles Schwab  29,286 2,384
Chevron  7,727 1,051
Chipotle Mexican Grill (2) 6,155 311
Chubb  5,637 1,613
Cigna Group  2,453 834
Cintas  488 103
Citigroup  11,403 780
CME Group  1,954 541
CMS Energy  9,377 691
Coca-Cola  16,627 1,206
Coeur Mining (2) 3,409 19
Colgate-Palmolive  24,334 2,243
Comcast, Class A  15,004 513
Confluent, Class A (2) 1,037 25
ConocoPhillips  24,247 2,161
Constellation Energy  1,426 319
Corebridge Financial  19,305 572
Corpay (2) 1,461 475
Corteva  1,033 64
Coupang (2) 2,035 48
Crowdstrike Holdings, Class A (2) 310 133
Crown Castle, REIT  4,727 500
CubeSmart, REIT  6,237 254
Danaher  3,328 663
Datadog, Class A (2) 411 42
Dayforce (2) 4,574 265
Deere  5,311 2,462
Diamondback Energy  4,366 576
Digital Realty Trust, REIT  306 49
Dollar Tree (2) 6,001 491
DoorDash, Class A (2) 914 176
Douglas Emmett, REIT  4,418 61
Dover  715 122
DuPont de Nemours  561 37
EastGroup Properties, REIT  1,535 251
Elevance Health  4,185 1,760
Eli Lilly  3,367 3,027
EOG Resources  1,946 215
EPR Properties, REIT  146 7
EQT  14,253 705
Equifax  3,726 969
Equinix, REIT  1,171 1,008
Equity LifeStyle Properties, REIT  3,555 230

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Equity Residential, REIT  5,273 370
Essential Properties Realty Trust, REIT  471 15
Essex Property Trust, REIT  2,608 728
Evercore, Class A  1,118 230
Exelon  5,484 257
Expand Energy  9,054 941
Expro Group Holdings (2) 3,501 29
Exxon Mobil  11,895 1,256
Fair Isaac (2) 587 1,168
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $3 (2)(4)(5) 163 1
Federal Realty Investment Trust, REIT  362 34
Ferguson Enterprises  3,435 583
Fiserv (2) 9,584 1,769
Flowco Holdings, Class A (2) 411 8
Fortinet (2) 3,139 326
Freeport-McMoRan  25,437 917
Gaming & Leisure Properties, REIT  4,688 224
GE Vernova  318 118
General Electric  12,853 2,590
Gilead Sciences  17,265 1,839
Goldman Sachs Group  2,482 1,359
Gusto, Acquisition Date: 10/4/21, Cost $24 (2)(4)(5) 826 20
HCA Healthcare  1,796 620
Hess  725 94
HF Sinclair  1,241 37
Hilton Worldwide Holdings  927 209
Home Depot  5,229 1,885
HubSpot (2) 438 268
Huntington Bancshares  34,203 497
IDEXX Laboratories (2) 386 167
Ingersoll Rand  7,316 552
Insmed (2) 3,654 263
Intel  16,314 328
Intercontinental Exchange  7,430 1,248
International Flavors & Fragrances  617 48
International Paper  34,754 1,588
Intuit  412 259
Intuitive Surgical (2) 1,209 624
Ivanhoe Electric (1)(2) 6,918 44
Ivanhoe Electric, Warrants, 2/11/26 (2) 2,595 —
JPMorgan Chase  17,746 4,341
Kenvue  85,484 2,017

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Keurig Dr Pepper  16,939 586
KeyCorp  36,293 539
Keysight Technologies (2) 14,780 2,149
Kilroy Realty, REIT  1,651 52
Kimco Realty, REIT  2,768 55
Kinder Morgan  2,148 57
KLA  754 530
Knife River (2) 286 27
Kodiak Gas Services  1,326 45
L3Harris Technologies  3,055 672
Linde  5,511 2,498
Lineage, REIT  861 42
Louisiana-Pacific  588 51
Lowe's  3,806 851
Lululemon Athletica (2) 197 53
Marathon Petroleum  1,306 179
Marriott International, Class A  1,379 329
Marsh & McLennan  5,579 1,258
Mastercard, Class A  2,893 1,586
McDonald's  7,299 2,333
Meta Platforms, Class A  5,829 3,200
MetLife  7,992 602
Mettler-Toledo International (2) 155 166
Microsoft  30,741 12,151
MicroStrategy, Class A (2) 642 244
Middleby (2) 1,556 208
Molina Healthcare (2) 2,235 731
Mondelez International, Class A  25,399 1,730
Monolithic Power Systems  266 158
Morgan Stanley  2,703 312
Mosaic  14,251 433
MP Materials (1)(2) 1,857 45
Natera (2) 1,416 214
Netflix (2) 3,509 3,971
Newmont  6,913 364
Newmont, CDI (AUD)  1,214 64
NextEra Energy  9,463 633
NNN REIT, REIT  490 20
Norfolk Southern  7,912 1,773
Northrop Grumman  1,939 943
NRG Energy  336 37
Nucor  2,362 282
NVIDIA  79,592 8,669

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NXP Semiconductors  1,140 210
Old Dominion Freight Line  7,886 1,209
ONEOK  1,744 143
O'Reilly Automotive (2) 515 729
Ovintiv  1,586 53
Owens Corning  2,443 355
Packaging Corp. of America  3,674 682
Palantir Technologies, Class A (2) 202 24
Palo Alto Networks (2) 1,724 322
Parker-Hannifin  3,008 1,820
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (2)
(4)(5) 21,572 7
Pebblebrook Hotel Trust, REIT  3,568 32
Permian Resources  26,238 310
Phillips 66  4,999 520
Pinterest, Class A (2) 12,106 307
Planet Fitness, Class A (2) 4,061 384
PPG Industries  4,769 519
Procter & Gamble  15,060 2,448
Progressive  3,543 998
Prologis, REIT  6,709 686
Public Storage, REIT  4,421 1,328
Quest Diagnostics  6,044 1,077
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (2)(4)(5) 16,193 3
Range Resources  28,223 958
Rayonier, REIT  3,129 77
Realty Income, REIT  1,915 111
Regency Centers, REIT  6,052 437
Regeneron Pharmaceuticals  1,584 948
Reliance  572 165
Repligen (2) 1,452 200
Republic Services  6,047 1,516
Revvity  9,757 912
Rexford Industrial Realty, REIT  8,653 286
Rockwell Automation  1,231 305
Roper Technologies  913 511
Ross Stores  13,648 1,897
Royal Gold  484 88
RPM International  556 59
S&P Global  1,618 809
Salesforce  3,413 917
SBA Communications, REIT  646 157
Schlumberger  53,590 1,782

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ServiceNow (2) 1,243 1,187
ServiceTitan, Class A (2) 82 9
Sherwin-Williams  6,840 2,414
Simon Property Group, REIT  2,595 408
Smartstop Self Storage REIT  3,375 119
Soleno Therapeutics (2) 2,717 203
Southern  811 75
Starbucks  1,455 116
Steel Dynamics  7,737 1,004
Stryker  2,808 1,050
Sun Communities, REIT  2,804 349
Synopsys (2) 687 315
T-Mobile U.S.  7,833 1,934
Targa Resources  986 169
TechnipFMC  35,853 1,010
Tenet Healthcare (2) 5,538 792
Terreno Realty, REIT  4,452 251
Tesla (2) 3,991 1,126
Texas Instruments  7,171 1,148
Thermo Fisher Scientific  3,977 1,706
TJX  7,142 919
Tractor Supply  8,208 415
TransDigm Group  85 120
TransUnion  2,953 245
Travelers  6,165 1,628
Ulta Beauty (2) 1,452 574
Union Pacific  4,354 939
United States Steel  1,422 62
UnitedHealth Group  7,375 3,034
Upwork (2) 21,010 276
Uranium Energy (2) 11,487 60
Valero Energy  12,465 1,447
Ventas, REIT  6,564 460
Veralto  258 25
VeriSign (2) 841 237
Verisk Analytics  662 196
Verizon Communications  1,324 58
Vertex Pharmaceuticals (2) 1,240 632
VICI Properties, REIT  16,704 535
Viper Energy  1,700 69
Visa, Class A  14,318 4,947
Vornado Realty Trust, REIT  3,029 107
Vulcan Materials  84 22

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Walmart  14,789 1,438
Warrior Met Coal (1) 2,008 96
Waste Connections  1,777 351
Weatherford International  690 29
Welltower, REIT  7,035 1,073
Western Alliance Bancorp  2,995 209
Westinghouse Air Brake Technologies  6,750 1,247
Weyerhaeuser, REIT  3,138 81
Williams  4,865 285
WP Carey, REIT  569 36
Xcel Energy  16,718 1,182
Xylem  5,543 668
Zoetis  42 7
232,785
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $97 (2)(4)(5) 2,450 2
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $42 (2)(4)(5) 691 —
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (2)(4)(5) 4 6
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (2)(4)(5) 6,404 58
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (2)
(4)(5) 348 32
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (2)
(4)(5) 927 86
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (2)
(4)(5) 96 9
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $42 (2)(4)(5) 459 42
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (2)(4)(5) 1,051 25
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (2)(4)
(5) 1,103 27
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (2)(4)(5) 255 27
Jetti Holdings, Series D, Acquisition Date: 9/20/22 -
10/19/22, Cost $144 (2)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (2)(4)(5) 2,594 220
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (2)(4)(5) 2,843 241
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $37 (2)(4)(5) 2,783 26

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (2)(4)(5) 971 9
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (2)(4)(5) 1,666 99
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (2)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition
Date: 1/15/21, Cost $2 (2)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (2)(4)(5) 3,239 4
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (2)(4)(5) 1,491 13
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (2)(4)(5) 5,423 47
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (2)(4)(5) 802 36
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (2)
(4)(5) 1,669 177
1,344
Corporate Bonds 2.8%
AbbVie, 2.95%, 11/21/26  145,000 143
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.80%, 3/15/29  150,000 153
AHS Hospital, 5.024%, 7/1/45  20,000 19
Alcon Finance, 2.60%, 5/27/30 (3) 235,000 211
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 98
Ally Financial, 2.20%, 11/2/28  120,000 109
Altria Group, 2.35%, 5/6/25  40,000 40
Ameren, 5.70%, 12/1/26  185,000 188
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  134,812 122
American Express, VR, 6.489%, 10/30/31 (6) 285,000 308
American Tower, 1.45%, 9/15/26  355,000 340
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 56
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  240,000 192
Arthur J Gallagher, 4.85%, 12/15/29  20,000 20
AT&T, 2.75%, 6/1/31  215,000 193
Athene Global Funding, 4.86%, 8/27/26 (3) 175,000 176
Atlassian, 5.25%, 5/15/29  35,000 36
AutoZone, 3.125%, 4/21/26  170,000 168
AutoZone, 3.75%, 6/1/27  70,000 69

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bank of America, 3.50%, 4/19/26  400,000 396
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 107
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 226
Banner Health, 1.897%, 1/1/31  65,000 56
Becton Dickinson & Company, 5.081%, 6/7/29  170,000 174
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 23
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (3) 100,000 97
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 192
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 77
Cadence Design Systems, 4.30%, 9/10/29  60,000 60
Cameron LNG, 2.902%, 7/15/31 (3) 40,000 36
Cameron LNG, 3.701%, 1/15/39 (3) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 123
Cardinal Health, 3.75%, 9/15/25  80,000 80
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (3)
(9) 16,332 17
Carvana, 11.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (3)
(9) 29,330 31
Carvana, 14.00%, 6/1/31, (14.00% PIK) (3)(9) 37,754 42
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 244
Centra Health, 4.70%, 1/1/48  385,000 312
Charter Communications Operating, 4.908%, 7/23/25  12,000 12
Charter Communications Operating, 6.10%, 6/1/29  80,000 83
Charter Communications Operating, 6.15%, 11/10/26  155,000 158
Citigroup, 4.45%, 9/29/27  70,000 70
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 312
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 99
CMS Energy, 4.875%, 3/1/44  25,000 22
CNO Global Funding, 2.65%, 1/6/29 (3) 315,000 292
CommonSpirit Health, 2.782%, 10/1/30  50,000 45
Corebridge Financial, 4.40%, 4/5/52  375,000 291
Corebridge Global Funding, 4.65%, 8/20/27 (3) 60,000 60
Cox Communications, 5.45%, 9/1/34 (3) 105,000 103
CRH America Finance, 3.95%, 4/4/28 (3) 400,000 395
Crown Castle, 2.10%, 4/1/31  250,000 213
Crown Castle, 3.70%, 6/15/26  40,000 39
Crown Castle, 4.75%, 5/15/47  30,000 25
CVS Health, 6.00%, 6/1/63  80,000 74
Diamondback Energy, 5.15%, 1/30/30  35,000 35
DTE Energy, 4.95%, 7/1/27  45,000 46
Elevance Health, 4.101%, 3/1/28  130,000 129
Elevance Health, 4.65%, 1/15/43  20,000 17
Energy Transfer, 5.25%, 4/15/29  120,000 121

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Energy Transfer, 5.60%, 9/1/34  175,000 172
ERAC USA Finance, 5.40%, 5/1/53 (3) 300,000 282
Essex Portfolio, 2.65%, 3/15/32  135,000 116
Experian Finance, 2.75%, 3/8/30 (3) 200,000 187
Extra Space Storage, 4.00%, 6/15/29  145,000 141
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 55
FirstEnergy Transmission, 5.00%, 1/15/35  60,000 59
Fiserv, 3.20%, 7/1/26  100,000 99
Fiserv, 5.45%, 3/15/34  175,000 176
Florida Gas Transmission, 4.35%, 7/15/25 (3) 215,000 214
Ford Motor Credit, 7.122%, 11/7/33  200,000 201
Foundry JV Holdco, 6.15%, 1/25/32 (3) 200,000 207
GATX, 6.90%, 5/1/34  270,000 296
General Motors Financial, 2.40%, 4/10/28  305,000 283
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.85%, 1/26/27  115,000 114
Goldman Sachs Group, 5.15%, 5/22/45  15,000 13
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 176
HCA, 4.125%, 6/15/29  235,000 229
HCA, 5.45%, 9/15/34  85,000 84
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (3) 95,000 96
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak, 2.125%, 12/1/28  80,000 73
Healthpeak, 2.875%, 1/15/31  45,000 40
HF Sinclair, 6.25%, 1/15/35  135,000 130
Honeywell International, 1.10%, 3/1/27  275,000 260
Humana, 5.95%, 3/15/34  110,000 112
Hyundai Capital America, 1.30%, 1/8/26 (3) 145,000 142
Hyundai Capital America, 1.65%, 9/17/26 (3) 180,000 173
Hyundai Capital America, 1.80%, 10/15/25 (3) 55,000 54
Hyundai Capital America, 2.00%, 6/15/28 (3) 235,000 214
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 114
Intel, 5.90%, 2/10/63  85,000 76
Intercontinental Exchange, 3.75%, 12/1/25  75,000 75
Intercontinental Exchange, 5.25%, 6/15/31  75,000 78
IQVIA, 6.25%, 2/1/29  50,000 51
Jackson National Life Global Funding, 4.90%, 1/13/27 (3) 170,000 171
John Deere Capital, 4.40%, 9/8/31  260,000 259
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 229
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 138
Kentucky Utilities, 4.375%, 10/1/45  65,000 54

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kilroy Realty, 4.25%, 8/15/29  25,000 24
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 48
Liberty Mutual Group, 4.85%, 8/1/44 (3) 20,000 17
Marriott International, Series AA, 4.65%, 12/1/28  285,000 286
Mars, 4.75%, 4/20/33 (3) 125,000 123
MassMutual Global Funding II, 5.10%, 4/9/27 (3) 220,000 224
McDonald's, 1.45%, 9/1/25  65,000 64
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 91
Met Tower Global Funding, 1.25%, 9/14/26 (3) 245,000 235
Micron Technology, 4.185%, 2/15/27  181,000 181
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (3) 110,000 109
Morgan Stanley, 4.30%, 1/27/45  45,000 37
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 372
Motorola Solutions, 5.00%, 4/15/29  50,000 51
New York State Electric & Gas, 5.30%, 8/15/34 (3) 65,000 65
NiSource, 3.49%, 5/15/27  215,000 211
NiSource, 3.95%, 3/30/48  105,000 80
Northern Trust, 3.95%, 10/30/25  25,000 25
Nucor, 2.70%, 6/1/30  70,000 64
Nucor, 3.95%, 5/1/28  121,000 120
Occidental Petroleum, 5.375%, 1/1/32  105,000 100
Oracle, 5.375%, 7/15/40  125,000 118
O'Reilly Automotive, 3.60%, 9/1/27  145,000 143
O'Reilly Automotive, 5.75%, 11/20/26  35,000 36
Owens Corning, 5.70%, 6/15/34  50,000 51
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 259
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 78
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Principal Financial Group, 2.125%, 6/15/30  160,000 141
Principal Financial Group, 3.40%, 5/15/25  35,000 35
Principal Financial Group, 4.111%, 2/15/28 (3) 100,000 98
Public Storage Operating, 1.95%, 11/9/28  150,000 139
Realty Income, 2.20%, 6/15/28  70,000 65
Regency Centers, 4.125%, 3/15/28  35,000 35
Revvity, 1.90%, 9/15/28  230,000 211
RGA Global Funding, 5.448%, 5/24/29 (3) 100,000 103
Roper Technologies, 3.80%, 12/15/26  50,000 49
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 50
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 129
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 112
ServiceNow, 1.40%, 9/1/30  235,000 202

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sherwin-Williams, 4.80%, 9/1/31  175,000 175
Simon Property Group, 2.65%, 2/1/32  340,000 296
Solventum, 5.40%, 3/1/29  110,000 112
Southern, 5.70%, 3/15/34  90,000 93
Southern Gas Capital, 4.95%, 9/15/34  100,000 98
Targa Resources, 5.50%, 2/15/35  45,000 44
Targa Resources Partners, 5.00%, 1/15/28  75,000 75
Texas Instruments, 1.125%, 9/15/26  80,000 77
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 47
Trinity Health, 4.125%, 12/1/45  25,000 20
Uber Technologies, 4.30%, 1/15/30  145,000 144
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,361 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  234,700 216
UnitedHealth Group, 3.75%, 7/15/25  40,000 40
UnitedHealth Group, 4.70%, 4/15/29  200,000 202
UnitedHealth Group, 5.75%, 7/15/64  80,000 77
Verizon Communications, 1.68%, 10/30/30  28,000 24
Vistra Operations, 5.70%, 12/30/34 (3) 185,000 184
Waste Connections, 2.20%, 1/15/32  155,000 132
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 411
Williams, 5.15%, 3/15/34  35,000 34
Willis North America, 4.50%, 9/15/28  160,000 160
WP Carey, 3.85%, 7/15/29  115,000 111
20,902
Equity Mutual Funds 7.8%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (7) 1,876,096 39,680
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 2,133,550 19,287
58,967
Municipal Securities 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 233
California, Build America, GO, 7.625%, 3/1/40  35,000 42
California State Univ., Series B, 2.795%, 11/1/41  250,000 180
Central Texas Regional Mobility Auth., Series E, 3.167%,
1/1/41  225,000 177
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 312
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 180

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JobsOhio Beverage System, Liquid Profits, Series B,
3.985%, 1/1/29  10,000 10
Los Angeles Airport, Series C, Build America, 7.053%,
5/15/40  15,000 17
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 152
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs, Vanderbilt Univ. Medical Center, Series
B, 3.235%, 7/1/52  200,000 128
Miami-Dade County Transit System, Series B, Build
America, 5.624%, 7/1/40  160,000 160
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  121,000 132
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  20,000 19
Virginia Commonwealth Univ. Health System Auth., Series
A, 4.956%, 1/1/44  25,000 23
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 102
1,906
Non-U.S. Government Mortgage-Backed Securities 0.3%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (3) 53,882 46
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO,
ARM, 1.115%, 1/25/66 (3) 17,680 15
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (3) 50,100 43
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%,
12/15/57  45,000 47
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class
A3, CMO, ARM, 2.189%, 9/25/51 (3) 65,393 59
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $98, 7.084%,
9/25/29 (4)(5) 98,494 98
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 6.596%, 11/15/34 (3) 50,000 1
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 5.44%, 10/15/36 (3) 225,000 223
Citigroup Commercial Mortgage Trust, Series 2015-GC33,
Class A4, 3.778%, 9/10/58  25,000 25

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class
A3, CMO, ARM, 2.50%, 8/25/50 (3) 47,588 41
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  37,583 37
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  37,790 38
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 99
Connecticut Avenue Securities, Series 2021-R02, Class
2M1, CMO, ARM, SOFR30A + 0.90%, 5.254%, 11/25/41 (3) 2,439 2
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (3) 10,742 10
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (3) 31,334 29
Extended Stay America Trust, Series 2021-ESH, Class B,
ARM, 1M TSFR + 1.494%, 5.816%, 7/15/38 (3) 85,948 86
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (3) 4,046 4
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.769%,
12/10/40 (3) 100,000 86
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  15,223 15
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 65
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  29,420 29
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (3) 100,000 89
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (3) 28,355 26
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (3) 33,578 30
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11,
CMO, ARM, 1M TSFR + 0.944%, 5.271%, 8/25/50 (3) 7,653 7
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (3) 13,605 12
MHC Commercial Mortgage Trust, Series 2021-MHC, Class
B, ARM, 1M TSFR + 1.215%, 5.537%, 4/15/38 (3) 204,000 203
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 34
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 84
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 153
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (3) 121,899 103

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.541%, 10/25/59 (3) 4,733 5
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.178%, 12/25/49 (3) 178,268 152
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (3) 4,799 5
SG Residential Mortgage Trust, Series 2019-3, Class A1,
CMO, ARM, 2.703%, 9/25/59 (3) 215 —
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (3) 13,623 13
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.204%,
11/25/41 (3) 51,942 52
Structured Agency Credit Risk Debt Notes, Series 2025-
HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%, 5.304%,
2/25/45 (3) 26,625 26
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (3) 7,360 7
Verus Securitization Trust, Series 2019-INV3, Class A1,
CMO, ARM, 3.692%, 11/25/59 (3) 14,190 14
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (3) 24,625 22
Verus Securitization Trust, Series 2023-INV1, Class A1,
CMO, STEP, 5.999%, 2/25/68 (3) 91,601 92
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  26,831 27
Wells Fargo Commercial Mortgage Trust, Series 2015-
NXS2, Class A5, ARM, 3.767%, 7/15/58  50,042 50
2,304
Private Investment Companies 8.6%
Blackstone Partners Offshore Fund, Series E1 (4) 24,376 64,341
64,341
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  10,000 10
4.40%, 10/25/30  405,000 408
Federal Home Loan Mortgage Multifamily Structured PTC,
ARM
2.347%, 11/25/31  860,000 763
3.71%, 9/25/32  370,000 353

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
4.43%, 2/25/33  285,000 285
1,819
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.6%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,580,000 988
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 573
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 690
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,478
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 213
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,388
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 103
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 50
U.S. Treasury Bonds, 2.75%, 8/15/47  4,915,000 3,541
U.S. Treasury Bonds, 3.00%, 11/15/44  70,000 54
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 167
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 555
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 112
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 585
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 240
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 88
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 186
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 265
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 66
U.S. Treasury Bonds, 3.625%, 5/15/53  825,000 683
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 537
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 547
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 95
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 133
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 333
U.S. Treasury Bonds, 4.25%, 8/15/54  245,000 227
U.S. Treasury Bonds, 4.50%, 11/15/54  185,000 179
U.S. Treasury Bonds, 4.625%, 11/15/44  60,000 59
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 148
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 374
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 644
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  106,380 58
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  284,214 166
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  297,971 223
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  602,971 470
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  243,904 179
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  252,339 184
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  83,358 63

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  146,215 108
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  171,184 125
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  105,695 89
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  530,811 424
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  291,412 287
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  310,033 286
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/55  5,056 5
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  299,676 298
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  592,366 590
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  1,546,969 1,537
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,795,858 1,770
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  706,914 667
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  404,466 380
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  429,013 396
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  711,029 684
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  336,331 332
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  795,543 739
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  146,946 146
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  198,650 196
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  779,864 783
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  745,940 723
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  387,774 396
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  1,445,050 1,469
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  606,428 613
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34 (10) 1,958,451 1,940
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  371,165 372
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  2,958,319 3,055
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35  227,493 232
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,688,941 3,854
U.S. Treasury Inflation-Indexed Notes, 3.875%, 4/15/29  291,146 320
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 357
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 111
U.S. Treasury Notes, 1.25%, 8/15/31  535,000 457
U.S. Treasury Notes, 1.625%, 8/15/29  1,450,000 1,335
U.S. Treasury Notes, 1.875%, 2/28/27 (10) 2,570,000 2,490
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 320
U.S. Treasury Notes, 3.625%, 5/31/28  100,000 100
U.S. Treasury Notes, 3.875%, 8/15/34  1,000,000 980
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 733
U.S. Treasury Notes, 4.00%, 2/28/30  1,650,000 1,672
U.S. Treasury Notes, 4.00%, 3/31/30  495,000 501
U.S. Treasury Notes, 4.00%, 2/15/34  280,000 278
U.S. Treasury Notes, 4.125%, 9/30/27  2,220,000 2,248

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.125%, 10/31/27  1,195,000 1,210
U.S. Treasury Notes, 4.125%, 11/30/29  355,000 361
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 500
U.S. Treasury Notes, 4.25%, 11/15/34  1,355,000 1,365
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,132
U.S. Treasury Notes, 4.375%, 12/31/29  350,000 360
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 153
U.S. Treasury Notes, 4.50%, 5/31/29  355,000 366
U.S. Treasury Notes, 4.625%, 2/15/35  540,000 560
57,049
Total United States (Cost $456,524) 552,059
VIETNAM 0.3%
Common Stocks 0.3%
Asia Commercial Bank  316,436 293
Bank for Foreign Trade of Vietnam (2) 177,647 393
Binh Minh Plastics  12,200 68
FPT  97,033 410
FPT Digital Retail (2) 9,395 61
Hoa Phat Group (2) 605,380 594
Khang Dien House Trading & Investment (2) 97,967 100
Military Commercial Joint Stock Bank  167,608 153
Mobile World Investment  64,600 152
Nam Long Investment  55,266 59
Phu Nhuan Jewelry  69,220 190
Saigon Beer Alcohol Beverage  13,500 25
Total Vietnam (Cost $2,064) 2,498
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 4.38% (7)(11) 5,173,207 5,173
Total Short-Term Investments (Cost $5,173) 5,173

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.38% (7)(11) 2,983,396 2,983
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,983
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.38% (7)(11) 572,502 573
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 573
Total Securities Lending Collateral (Cost $3,556) 3,556
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Call, 6/20/25 @
$5,850.00 (2) 30 16,707 167
Total Options Purchased (Cost $115) 167
Total Investments in Securities
100.0% of Net Assets
(Cost $607,128) $ 751,487
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at April 30, 2025.
(2) Non-income producing

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,200 and represents 1.5% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,220 and represents 0.3% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) At April 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/16/25 @ $76.00 633 4,975 (8)
Morgan Stanley
KE Holdings, Call, 6/20/25
@ $27.00 3 6 —
Morgan Stanley
KE Holdings, Call, 6/20/25
@ $28.00 3 6 —
Morgan Stanley
S&P 500 Index, Put,
6/20/25 @ $5,000.00 30 16,707 (131)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
5/16/25 @ $78.00 530 4,166 (43)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/16/25 @ $78.00 530 4,166 (26)
Total Options Written (Premiums $(315)) $ (208)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 2,000 34 46 (12)
Total United States (12)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (12)
Total Centrally Cleared Swaps (12)
Net payments (receipts) of variation margin to date 11
Variation margin receivable (payable) on centrally cleared swaps $ (1)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/28/25 USD 821 DKK 5,390 $ 1
BNP Paribas 5/30/25 USD 2,214 AUD 3,470 (9)
BNP Paribas 5/30/25 USD 3,481 CHF 2,881 (23)
JPMorgan Chase 5/30/25 USD 5,136 GBP 3,848 7
JPMorgan Chase 5/30/25 USD 152 ILS 551 1
JPMorgan Chase 5/30/25 USD 210 NOK 2,189 —
JPMorgan Chase 5/30/25 USD 64 NZD 107 —
JPMorgan Chase 5/30/25 USD 1,089 SEK 10,532 (3)
JPMorgan Chase 5/30/25 USD 459 SGD 603 (3)
Standard Chartered 5/30/25 USD 612 HKD 4,745 —
State Street 5/15/25 JPY 48,531 USD 332 8
State Street 5/30/25 USD 11,935 EUR 10,497 22
State Street 5/30/25 USD 7,413 JPY 1,059,822 (26)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (25)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 17 MSCI EAFE Index contracts 6/25 (2,120) $ 8
Short, 31 S&P 500 E-Mini Index contracts 6/25 (8,660) (474)
Long, 25 U.S. Treasury Long Bond contracts 6/25 2,916 (13)
Long, 43 U.S. Treasury Notes five year contracts 6/25 4,695 71
Long, 15 U.S. Treasury Notes ten year contracts 6/25 1,683 26
Long, 14 U.S. Treasury Notes two year contracts 6/25 2,914 26
Long, 2 Ultra U.S. Treasury Bonds contracts 6/25 242 (1)
Short, 12 Ultra U.S. Treasury Notes ten year
contracts 6/25 (1,377) (12)
Net payments (receipts) of variation margin to date 363
Variation margin receivable (payable) on open futures contracts $ (6)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.97%  $ (1,582) $ 1,534 $ 385
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.67%  (161) (484) 985
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.54%  (558) 689 539
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.17%  (78) (45) 295
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.39%  (509) 180 665
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,715 (5,325) 298
T. Rowe Price International Bond Fund - I
Class, 3.75%  (689) 1,335 374
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.75%  (142) 211 116
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (172) (1,077) 1,377
T. Rowe Price Government Reserve Fund,
4.38% — — —++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 127
Affiliates not held at period end — — 15
Totals $ (1,176)# $ (2,982) $ 5,176+

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.97%  $ 15,875 $ 385 $ 9,082 $ 8,712
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.67%  31,976 986 4,811 27,667
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.54%  17,544 539 3,058 15,714
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.17%  8,914 297 2,128 7,038
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.39%  21,224 665 5,009 17,060
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  43,493 3,395 1,883 39,680
T. Rowe Price International
Bond Fund - I Class, 3.75%  23,334 1,375 2,689 23,355
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.75%  7,384 2,115 1,492 8,218
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,009 1,527 2,172 19,287
T. Rowe Price Government
Reserve Fund, 4.38% 5,564  ¤  ¤ 3,556
T. Rowe Price Treasury
Reserve Fund, 4.38% 9,297  ¤  ¤ 5,173
Total $ 175,460^

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $2,347 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $5,176 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $184,395.

T. ROWE PRICE Global Allocation Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $607,128) $ 751,487
Receivable for investment securities sold 3,760
Dividends and interest receivable 1,363
Foreign currency (cost $1,111) 1,106
Receivable for shares sold 597
Unrealized gain on forward currency exchange contracts 39
Cash 1
Other assets 1,157
Total assets 759,510
Liabilities
Obligation to return securities lending collateral 3,556
Payable for investment securities purchased 3,211
Investment management fees payable 338
Payable for shares redeemed 297
Options written (premiums $315) 208
Unrealized loss on forward currency exchange contracts 64
Due to affiliates 9
Variation margin payable on futures contracts 6
Variation margin payable on centrally cleared swaps 1
Other liabilities 369
Total liabilities 8,059
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 751,451

T. ROWE PRICE Global Allocation Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 133,167
Paid-in capital applicable to 49,914,059 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 618,284
NET ASSETS $ 751,451
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $496,849; Shares outstanding: 32,991,847) $ 15.06
Advisor Class
(Net assets: $3,076; Shares outstanding: 205,795) $ 14.95
I Class
(Net assets: $251,526; Shares outstanding: 16,716,417) $ 15.05

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $129) $ 9,058
.
  Interest 2,045
Securities lending 13
Other 1
Total income 11,117
Expenses
Investment management 2,680
Shareholder servicing
Investor Class $ 389
Advisor Class 4
I Class 20 413
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 17
I Class 4 21
Custody and accounting 151
Legal and audit 84
Registration 40
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (594)
Total expenses 2,815
Net investment income 8,302

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $25) 16,454
Futures (715)
Swaps (30)
Options written 437
Forward currency exchange contracts (1,074)
Foreign currency transactions (19)
Capital gain distributions from mutual funds 2,347
Net realized gain 17,400
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $27) (16,006)
Futures (549)
Swaps (14)
Options written 441
Forward currency exchange contracts 114
Other assets and liabilities denominated in foreign currencies 64
Change in net unrealized gain / loss (15,950)
Net realized and unrealized gain / loss 1,450
INCREASE IN NET ASSETS FROM OPERATIONS $ 9,752

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,302 $ 15,809
Net realized gain 17,400 33,791
Change in net unrealized gain / loss (15,950) 106,566
Increase in net assets from operations 9,752 156,166
Distributions to shareholders
Net earnings
Investor Class (25,481) (12,874)
Advisor Class (157) (84)
I Class (14,957) (8,544)
Decrease in net assets from distributions (40,595) (21,502)
Capital share transactions
*
Shares sold
Investor Class 39,384 71,838
Advisor Class 216 923
I Class 22,433 43,170
Distributions reinvested
Investor Class 23,808 12,046
Advisor Class 139 73
I Class 14,641 8,400
Shares redeemed
Investor Class (63,549) (145,797)
Advisor Class (542) (1,619)
I Class (66,311) (84,177)
Decrease in net assets from capital share
transactions (29,781) (95,143)

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Increase (decrease) during period (60,624) 39,521
Beginning of period 812,075 772,554
End of period $ 751,451 $ 812,075
*Share information (000s)
Shares sold
Investor Class 2,578 4,819
Advisor Class 15 61
I Class 1,469 2,908
Distributions reinvested
Investor Class 1,603 851
Advisor Class 9 5
I Class 987 594
Shares redeemed
Investor Class (4,184) (9,803)
Advisor Class (36) (110)
I Class (4,345) (5,727)
Decrease in shares outstanding (1,904) (6,402)

T. ROWE PRICE Global Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Allocation
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund
(Investor Class), the Global Allocation Fund–Advisor Class (Advisor Class)
and the Global Allocation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Global Allocation Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Global Allocation Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Global Allocation Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Global Allocation Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE Global Allocation Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on April 30,
2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 21 $ — $ 21
Fixed Income Securities
1
— 89,131 — 89,131
Asset-Backed Securities — 2,780 98 2,878
Bond Mutual Funds 107,764 — — 107,764
Common Stocks 253,529 161,502 182 415,213
Convertible Preferred Stocks — — 1,842 1,842
Equity Mutual Funds 58,967 — — 58,967
Non-U.S. Government
Mortgage-Backed Securities — 2,206 98 2,304
Preferred Stocks — 130 — 130
Private Investment
Companies — — 64,341 64,341
Short-Term Investments 5,173 — — 5,173
Securities Lending Collateral 3,556 — — 3,556
Options Purchased — 167 — 167
Total Securities 428,989 255,937 66,561 751,487
Forward Currency Exchange
Contracts — 39 — 39
Futures Contracts* 131 — — 131
Total $ 429,120 $ 255,976 $ 66,561 $ 751,657
Liabilities
Options Written $ — $ 208 $ — $ 208
Swaps* — 12 — 12
Forward Currency Exchange
Contracts — 64 — 64
Futures Contracts* 500 — — 500
Total $ 500 $ 284 $ — $ 784

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2025, totaled $2,362,000 for the six months ended April 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Corporate Bonds, Government Bonds, Municipal Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
4/30/25
Investment in Securities
Asset-Backed Securities $ — $ — $ 100 $ (2) $ 98
Common Stocks 167 15 — — 182
Convertible Preferred Stocks 1,684 115 182 (139) 1,842
Non-U.S. Government
Mortgage-Backed Securities 106 — — (8) 98
Private Investment Companies 62,643 2,698 — (1,000) 64,341
Total $ 64,600 $ 2,828 $ 282 $ (1,149) $ 66,561

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-
Backed
Securities
$ 98 Recent
comparable
transaction
price(s)
—# —# —# —#
Common
Stocks
$182 Recent
comparable
transaction
price(s)
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
4.9x
– 14.1x
12.3x Increase
Gross profit
growth rate
28% 28% Increase
Enterprise
value to sales
multiple
1.7x
– 11.3x
9.7x Increase
Sales growth
rate
28% 28% Increase
Premium to
public company
multiples
25% 25% Increase
Discount for
liquidation
preference
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,842 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
20% 20% Decrease
Market
comparable
Premium to
public company
multiples
25% 25% Increase
Enterprise
value to gross
profit multiple
6.4x
– 14.1x
10.3x Increase
Gross profit
growth rate
28% 28% Increase
Enterprise
value to sales
multiple
2.2x
– 11.3x
4.1x Increase
Sales growth
rate
22%
- 65%
31% Increase
Enterprise
value to EBIT
multiple
10.2x
– 14.3x
12.4x Increase
EBIT growth
rate
27% 27% Increase
Enterprise
value to
EBITDA
multiple
11.3x
– 35.9x
19.5x Increase
Discount for
dilution
43% 43% Decrease
Discount to
public company
multiples
15%
- 25%
15% Decrease
Discount rate
for cost of
capital
13%
- 38%
28% Decrease

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
10%
- 75%
43% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Mortgage-
Backed
Securities
$ 98 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 64,341 Rollforward of
Investee NAV
Estimated
return
-0.32% -0.32% Increase

T. ROWE PRICE Global Allocation Fund

include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 123
Foreign exchange derivatives Forwards 39
Equity derivatives Futures, Securities^ 175
^
,*
Total $ 337
^
,*
Liabilities
Interest rate derivatives Futures $ 26
Foreign exchange derivatives Forwards 64
Credit derivatives Centrally Cleared Swaps, Options
Written 89
Equity derivatives Futures, Options Written 605
Total $ 784

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 2 $ 2
Interest rate
derivatives — — (299) — — (299)
Foreign
exchange
derivatives — — — (1,074) — (1,074)
Credit
derivatives — 76 — — (32) 44
Equity
derivatives (55) 361 (416) — — (110)
Total $ (55) $ 437 $ (715) $ (1,074) $ (30) $ (1,437)

T. ROWE PRICE Global Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1) $ (1)
Interest rate
derivatives — — 346 — — 346
Foreign
exchange
derivatives — — — 114 — 114
Credit
derivatives — 103 — — (13) 90
Equity
derivatives 52 338 (895) — — (505)
Total $ 52 $ 441 $ (549) $ 114 $ (14) $ 44
^ Options purchased are reported as securities.

T. ROWE PRICE Global Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2025, securities valued at $1,532,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of April 30, 2025, no collateral was pledged by counterparties

T. ROWE PRICE Global Allocation Fund

to the fund for bilateral derivatives. As of April 30, 2025, securities valued at $901,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was approximately 5% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies;
as an efficient means of adjusting exposure to all or part of a target market;
or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which

T. ROWE PRICE Global Allocation Fund

reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30,
2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 5% of net assets.
Options  The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying
Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, currency values and credit ratings; and, for options written, the potential for losses

T. ROWE PRICE Global Allocation Fund

to exceed any premium received by the fund. During the six months ended
April 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 7% of net assets.
Swaps  The fund is subject to credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying

T. ROWE PRICE Global Allocation Fund

credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2025, the notional amount of protection sold by the fund totaled $2,000,000 (0.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Global Allocation Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to

T. ROWE PRICE Global Allocation Fund

various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of April 30, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2025, the value of loaned securities was $3,401,000; the value of cash collateral and related investments was $3,556,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $139,421,000 and $198,392,000, respectively, for the six months ended April 30, 2025. Purchases and sales of U.S. government securities aggregated $12,526,000 and $13,285,000, respectively, for the six months ended April 30, 2025.

T. ROWE PRICE Global Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $614,172,000. Net unrealized gain aggregated
$136,595,000 at period-end, of which $174,903,000 related to appreciated investments and $38,308,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Global Allocation Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Global Allocation Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $263,000 remain subject to repayment by the fund at April 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2025, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $97,000 for T. Rowe Price Services, Inc.;
and $2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 1.04% 1.15% 0.05%
Expense limitation date 12/31/27 12/31/27 12/31/27
(Waived)/repaid during the period ($000s) $— $(1) $(57)

T. ROWE PRICE Global Allocation Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
April 30, 2025, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 34
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.69% 100
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class 0.64% 46
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 22
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 48
T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund - I Class 0.63% 128
T. Rowe Price International Bond Fund - I Class 0.48% 52

T. ROWE PRICE Global Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$346,000, $2,000 and $188,000 for the Investor Class, Advisor Class and
I Class, respectively, for the six months ended April 30, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% $ 18
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 88
Total Management Fee Waived $ 536

T. ROWE PRICE Global Allocation Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Australia Limited, T. Rowe Price Hong Kong
Limited, T. Rowe Price International Ltd, T. Rowe Price Japan, Inc., and T. Rowe
Price Singapore Private Ltd. (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Global Allocation Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Advisor Class
Expense Group, and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F154-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025